Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 3,282,824	$ 3,747,522	$ 4,355,434
Future production costs	(1,620,832)	(1,720,397)	(1,752,099)
Future development costs	(320,927)	(169,648)	(203,376)
Future income taxes	(366,727)	(527,192)	(795,993)
Undiscounted future net cash flows	974,338	1,330,285	1,603,966
10% annual discount	(311,479)	(413,550)	(442,957)
Standardized measure of discounted future net cash flows	662,859	916,735	1,161,009	$ 1,484,655
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	2,644,803	3,636,275	4,027,686
Future production costs	(1,371,337)	(1,658,050)	(1,633,889)
Future development costs	(173,253)	(145,645)	(147,045)
Future income taxes	(318,394)	(525,755)	(764,309)
Undiscounted future net cash flows	781,819	1,306,825	1,482,443
10% annual discount	(204,268)	(414,437)	(430,250)
Standardized measure of discounted future net cash flows	577,551	892,388	1,052,193	1,381,801
Argentina
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	638,021	0	0
Future production costs	(249,495)	0	0
Future development costs	(147,674)	0	0
Future income taxes	(48,333)	0	0
Undiscounted future net cash flows	192,519	0	0
10% annual discount	(107,211)	0	0
Standardized measure of discounted future net cash flows	85,308	0	0	0
Brazil
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	0	50,881	75,757
Future production costs	0	(32,028)	(22,815)
Future development costs	0	(15,228)	(1,204)
Future income taxes	0	(1,437)	(4,036)
Undiscounted future net cash flows	0	2,188	47,702
10% annual discount	0	3,462	(6,476)
Standardized measure of discounted future net cash flows	0	5,650	41,226	22,911
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	0	60,366	140,607
Future production costs	0	(30,319)	(45,052)
Future development costs	0	(8,775)	(13,768)
Future income taxes	0	0	(27,648)
Undiscounted future net cash flows	0	21,272	54,139
10% annual discount	0	(2,575)	(11,436)
Standardized measure of discounted future net cash flows	0	18,697	42,703	15,658
Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	0	0	111,384
Future production costs	0	0	(50,343)
Future development costs	0	0	(41,359)
Future income taxes	0	0	0
Undiscounted future net cash flows	0	0	19,682
10% annual discount	0	0	5,205
Standardized measure of discounted future net cash flows	$ 0	$ 0	$ 24,887	$ 64,285